                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-42827
                                                               File No. 811-6411

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.                                         [ ]
                                                  ---------
         Post-Effective Amendment No.                25                      [X]
                                                  ---------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No.                               25
                                                  ---------


                      DELAWARE INVESTMENTS MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania                19103-7094
--------------------------------------------------------------------------------
  (Address of Principal Executive Offices)                    (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918
                                                                  --------------

      David F. Connor, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 30, 2005
                                                               -----------------

It is proposed that this filing will become effective:
            immediately upon filing pursuant to paragraph (b)
-----------
            on (date) pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
     X      on December 30, 2005 pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

----------  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Investments Municipal Trust, a Delaware Statutory Trust, as successor issuer of Voyageur Investment Trust, a Massachussetts Business Trust, is filing this amendment to the registration statement of Voyageur Investment Trust and expressly adopts the registration statement of Voyageur Investment Trust as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940 as amended.

                                 C O N T E N T S


This Post-Effective Amendment No. 25 to Registration File No. 33-42827 includes the following:


         1. Facing Page

         2. Contents Page

         3. Part A - Prospectus (1)

         4. Part B - Statement of Additional Information (1)

         5. Part C - Other Information (2)

         6. Signatures

         7. Exhibits

This Post-Effective Amendment relates to the Registrant's seven series of shares and their classes.

         (1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 30 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2005.

         (2) Items 25(a) and 26 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 30 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2005.

                                     PART C

                                OTHER INFORMATION


Item 22. Exhibits

                  (a) Declaration of Trust. Amended and Restated Agreement and Declaration of Trust (February 16, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

                  (b) By-Laws. Amended and Restated By-Laws (May 19, 2005) attached as Exhibit.

                  (c)      Copies of All Instruments Defining the Rights of
                           Holders.

                           (1) Articles of Incorporation and Articles Supplementary. Article V of Declaration of Trust (February 16, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

                           (2) By-Laws. Article II of the Amended and Restated By-Laws attached as Exhibit (b).

                  (d) Investment Management Agreement. Investment Management Agreement (January 1, 1999) between Delaware Management Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No.20 filed October 30, 2000.

                  (e)      (1) Distribution Agreement.

                                    (i)     Executed Distribution Agreement
                                            (October 31, 2005) between Delaware
                                            Distributors, L.P. and the
                                            Registrant on behalf of each Fund
                                            attached as exhibit.

                                    (ii)    Executed Second Amended and Restated
                                            Financial Intermediary Distribution
                                            Agreement (August 21, 2003) between
                                            Delaware Distributors, L.P. and
                                            Lincoln Financial Distributors, Inc.
                                            on behalf of the Registrant
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 23 filed October 31,
                                            2003.

                                    (iii)   Executed Amendment No. 1 to
                                            Appendix A of Second Amended and
                                            Restated Financial Intermediary
                                            Distribution Agreement attached
                                            as exhibit.

                           (2) Dealer's Agreement. Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 18, 2002.

                           (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November
                                    2000) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 22 filed November 18, 2002.

                           (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 18, 2002.

                           (5) Bank/Trust Agreement. Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed December 3, 2004.

                  (f)      Inapplicable.

                  (g)      Custodian Agreement.

                           (1) Executed Amended and Restated Mutual Fund Custody and Services Agreement (May 16,
                                    2002) between Mellon Bank, N.A. and the
                                    Registrant incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 18, 2002.

                           (2) Executed Amendment (October 31, 2005) to the Amended and Restated Mutual Fund Custody and Services Agreement attached as exhibit.

                  (h)      Other Material Contracts.

                           (1) Executed Shareholder Services Agreement (October 31, 2005) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund attached as exhibit.

                           (2) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 13 filed August 28, 1997 and Post-Effective No. 17 filed November 30, 1998.

                                    (i)     Executed Schedule B (May 19, 2005)
                                            to Fund Accounting Agreement
                                            attached as Exhibit.

                                    (ii)    Executed Amendment No. 30 to
                                            Schedule A (October 31, 2005) of
                                            Delaware Family of Funds Fund
                                            Accounting Agreement attached as
                                            exhibit.

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed on April 29, 1998.

                  (j) Consent of Independent Registered Accounting Firm. To be filed by amendment.

                  (k)      Inapplicable.

                  (l) Letter of Investment Intent. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on November 22, 1992.

                  (m) Plans under Rule 12b-1. Plan under Rule 12b-1 for Class A, B and C Shares incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 31, 2001.

                  (n)      Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1,
                           2003) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed October 31, 2003.

                  (o)      Inapplicable

                  (p)      Code of Ethics

                           (1) Code of Ethics for the Delaware Investments Family of Funds (December 2004) attached as Exhibit.

                           (2) Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. (December 2004)attached as Exhibit.

                           (3) Code of Ethics for Lincoln Financial Distributors, Inc. (April 2005)attached as Exhibit.

                  (q)      Powers of Attorney. Attached as Exhibit.

Item 23.          Persons Controlled by or under Common Control with Registrant.
                  None.

Item 24. Indemnification. Article VI of the Amended and Restated By-Laws attached as Exhibit (b).

Item 25.          Business and Other Connections of Investment Adviser.
                  Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as Trustees/Directors of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 26 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

                   (a) Incorporated into this filing by reference to Post-Effective Amendment No. 30 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2005.

Item 26. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 30 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2005.

Item 27. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 28.          Management Services.  None.

Item 29.          Undertakings.  Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of October, 2005.

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Investments Municipal Trust, a Delaware Statutory Trust, as successor issuer of Voyageur Investment Trust, a Massachussetts Business Trust, is filing this amendment to the registration statement of Voyageur Investment Trust and expressly adopts the registration statement of Voyageur Investment Trust as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940 as amended.


                                           DELAWARE INVESTMENTS MUNICIPAL TRUST

                                           By:       Jude T. Driscoll
                                               --------------------------------
                                                     Jude T. Driscoll
                                                         Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

              SIGNATURE                                           TITLE                                       DATE
-------------------------------------          --------------------------------------------             ------------------
Jude T. Driscoll                               President/Chief Executive Officer (Principal              October 28, 2005
-------------------------------------          Executive Officer) and Trustee
Jude T. Driscoll

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Thomas L. Bennett

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
John A. Fry

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Anthony D. Knerr

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Lucinda S. Landreth

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Ann R. Leven

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Thomas F. Madison

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Janet L. Yeomans

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
J. Richard Zecher

                                    *          Senior Vice President/Chief Financial Officer             October 28, 2005
-------------------------------------          (Principal Accounting Officer)
Michael P. Bishof

                                              * By:         Jude T. Driscoll
                                                      -----------------------------
                                                            Jude T. Driscoll
                                                         as Attorney-in-Fact for
                                                      each of the persons indicated

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of October, 2005.

                                           VOYAGEUR INVESTMENT TRUST

                                           By:        Jude T. Driscoll
                                               --------------------------------
                                                      Jude T. Driscoll
                                                          Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

              SIGNATURE                                           TITLE                                       DATE
-------------------------------------          --------------------------------------------             ------------------
Jude T. Driscoll                               President/Chief Executive Officer (Principal              October 28, 2005
-------------------------------------          Executive Officer) and Trustee
Jude T. Driscoll

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Thomas L. Bennett

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
John A. Fry

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Anthony D. Knerr

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Lucinda S. Landreth

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Ann R. Leven

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Thomas F. Madison

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Janet L. Yeomans

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
J. Richard Zecher

                                    *          Senior Vice President/Chief Financial Officer             October 28, 2005
-------------------------------------          (Principal Accounting Officer)
Michael P. Bishof


                                              * By:         Jude T. Driscoll
                                                      -----------------------------
                                                            Jude T. Driscoll
                                                         as Attorney-in-Fact for
                                                      each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549













                                    EXHIBITS
                                       TO
                                    FORM N-1A
















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.       Exhibit
-----------       -------

EX-99.B           Amended and Restated By-Laws (May 19, 2005)

EX-99.E1(i)       Executed Distribution Agreement (October 31, 2005)

EX-99.E1(iii)     Executed Amendment No. 1 to Appendix A of Second Amended and
                  Restated Financial Intermediary Distribution Agreement

EX-99.G2 Executed Amendment (October 31, 2005) to Amended and Restated Mutual Fund and Custody and Services Agreement

EX-99.H1          Executed Shareholders Services Agreement (October 31, 2005)

EX-99H2(ii)       Executed Amendment No. 30 (October 31, 2005) to Fund
                  Accounting Agreement

EX-99.P1 Code of Ethics for the Delaware Investments Family of Funds (December 2004)

EX-99.P2          Code of Ethics for Delaware Management Company
                  (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. (December 2004)

EX-99.P3          Code of Ethics for Lincoln Financial Distributors, Inc.
                  (April 2005)

EX-99.Q           Power of Attorneys